KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of detailed information about key management personnel [Table Text Block]
	Year Ended
	December 31, 2021	December 31, 2020
Salaries and Benefits	1,476	849
Consultancy	270	44
Stock-based Compensation	2,412	947
Compensation Expenses Related to Management	4,158	1,840